Note 6 - Prepaid Expenses and Other Current Assets (Details) - Prepaid Expenses and Other Current Assets - USD ($)	Sep. 30, 2015	Dec. 31, 2014		Dec. 31, 2013
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid insurance		$ 116,243		$ 152,812
Prepaid - other		46,471		68,906
Vendor deposits		117,352		95,792
	$ 80,061	$ 280,066	[1]	$ 317,510

[1]	The condensed consolidated balance sheet as of December 31, 2014 has been derived from the audited consolidated financial statements as of that date.